Summary of Significant Accounting Policies (Details)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Konly [Member] | LiGen Power Corporation (LGPC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%		100.00%
Konly [Member] | ChampionGen Power Corporation (CGPC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		0.00%	[2]	100.00%	[3]
ACTW [Member] | AUO Crystal (Malaysia) Sdn. Bhd. (ACMK) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
SDMC [Member] | M.Setek Co., Ltd. (M.Setek) [Member] | Japan [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		99.9991%		99.9991%
AUXM [Member] | BriView (Xiamen) Corp. (BVXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUSH [Member] | U-Fresh Technology (Suzhou) Co Ltd (UFSZ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[3]	0.00%
AUSH [Member] | Edgetech Data Technologies (Suzhou) Corp Ltd (EDT) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[3]	0.00%
AUSH [Member] | Mega Insight Smart Manufacturing (Suzhou) Corp Ltd (MIS) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[3]	0.00%
AUSH [Member] | AUO Care Information Tech (Suzhou) Co Ltd (A-Care) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[3]
AUO [Member] | Space Money Inc. (SMI) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | U-Fresh Technology Inc. (UTI) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[3]
AUO [Member] | AU Optronics (L) Corp. (AULB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | Konly Venture Corp. (Konly) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | Ronly Venture Corp. (Ronly) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | ComQi Ltd (CQIL) [Member] | Israel [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[4]	0.00%
AUO, Konly and Ronly [Member] | AUO Crystal Corp. (ACTW) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		96.02%	[5]	96.03%
AUO, Konly and Ronly [Member] | Darwin Precisions Corporation (DPTW) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[6]	41.05%		41.05%
AULB [Member] | AU Optronics Corporation America (AUUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Corporation Japan (AUJP) [Member] | Japan [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Korea Ltd. (AUKR) [Member] | South Korea [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Czech) s.r.o. (AUCZ) [Member] | Czech Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Shanghai) Co., Ltd. (AUSH) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Xiamen) Corp. (AUXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Suzhou) Corp., Ltd. (AUSZ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Manufacturing (Shanghai) Corp. (AUSJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AFPD Pte., Ltd. (AUST) [Member] | Singapore [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Kunshan) Co., Ltd. (AUKS) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		51.00%		51.00%
AULB [Member] | a.u. Vista Inc. (AUVI) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Slovakia) s.r.o. (AUSK) [Member] | Slovakia Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Singapore Pte. Ltd. (AUSG) [Member] | Singapore [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB and DPTW [Member] | BriView (L) Corp. (BVLB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUSG [Member] | AUO Energy (Tianjin) Corp. (AETJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	100.00%		100.00%
AUSG [Member] | AUO Green Energy America Corp. (AEUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUSG [Member] | AUO Green Energy Europe B.V. (AENL) [Member] | Netherlands [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPTW [Member] | Darwin Precisions (L) Corp. (DPLB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPTW [Member] | Forhouse International Holding Ltd. (FHVI) [Member] | BVI [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPTW [Member] | Force International Holding Ltd. (FRVI) [Member] | BVI [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Prime Forward International Ltd. (PMSA) [Member] | Samoa [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Full Luck Precisions Co., Ltd. (FLMI) [Member] | Mauritius [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%		100.00%
FHVI [Member] | Fortech International Corp. (FTMI) [Member] | Mauritius [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Forward Optronics International Corp. (FWSA) [Member] | Samoa [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FRVI [Member] | Forefront Corporation (FFMI) [Member] | Mauritius [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FFMI [Member] | Forthouse Electronics (Suzhou) Co., Ltd. (FHWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FWSA and FTMI [Member] | Suzhou Forplax Optronics Co., Ltd. (FPWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
PMSA [Member] | Fortech Electronics (Kunshan) Co., Ltd. (FTKS) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FLMI [Member] | Full Luck (Wujiang) Precisions Co., Ltd. (FLWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%		100.00%
DPLB [Member] | Darwin Precisions (Slovakia) s.r.o. (DPSK) [Member] | Slovakia Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPLB [Member] | Darwin Precisions (Hong Kong) Limited (DPHK) [Member] | Hong Kong [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPHK [Member] | Darwin Precisions (Suzhou) Corp. (DPSZ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPHK [Member] | Darwin Precisions (Xiamen) Corp. (DPXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPHK [Member] | Darwin Precisions (Chengdu) Corp. (DPCD) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%		100.00%
BVLB [Member] | BriView (Hefei) Co., Ltd. (BVHF) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FTMI [Member] | Fortech Electronics (Suzhou) Co., Ltd. (FTWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FTMI [Member] | Fortech Optronics (Xiamen) Co., Ltd. (FTXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%		100.00%
CQIL [Member] | ComQi Holdings Ltd (CQHLD) [Member] | United Kingdom [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[4]	0.00%
CQHLD [Member] | ComQi UK Ltd (CQUK) [Member] | United Kingdom [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[4]	0.00%
CQHLD [Member] | ComQi Inc (CQUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[4]	0.00%
CQHLD [Member] | ComQi Canada Inc (CQCA) [Member] | Canada [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[4]	0.00%
AUO Konly Ronly and ACTW [Member] | Sanda Materials Corporation (SDMC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[7]	99.995%
AUO and AULB [Member] | AU Optronics Europe B.V. (AUNL) [Member] | Netherlands [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[8]	100.00%

[1]	As part of a business restructuring, DPCD, FTXM, FLMI, FLWJ, AETJ and LGPC have been resolved by their respective boards of directors for dissolution. As of December 31, 2018, except AETJ is still in the process of liquidation, the other entities have been liquidated.
[2]	The Company disposed all of its shareholdings in CGPC to Star Shining Energy Corporation (“SSEC”), an associate of the Company, in September 2018. Please refer to note 17 for further details.
[3]	UTI was incorporated in January 2017. CGPC was incorporated in May 2017. A-Care was incorporated in September 2017. UFSZ was incorporated in February 2018. EDT and MIS were incorporated in August 2018.
[4]	In March 2018, the Company acquired 100% of the shareholdings of CQIL and its subsidiaries (hereinafter referred to as “ComQi”) and therefore, obtained control over ComQi. Please refer to note 15 for further details.
[5]	As part of a business restructuring, Konly and Ronly disposed its shareholdings in ACTW to AUO, respectively, during December 2018. This was treated as an equity transaction as there was no change in control of ACTW by the Company.
[6]	As at December 31, 2017 and 2018, although the Company did not own more than 50% of the DPTW’s ownership interests, it was considered to have de facto control over the main operating policies of DPTW. As a result, DPTW was accounted for as a subsidiary of the Company. Please refer to note 16 for further details.
[7]	As part of a business restructuring, AUO, Konly and Ronly disposed all of their shareholdings in SDMC to ACTW during the second quarter of 2018. This was treated as an equity transaction as there was no change in control of SDMC by the Company.
[8]	As part of a business restructuring, AULB disposed all of its shareholdings in AUNL to AUO during December 2018. This was treated as an equity transaction as there was no change in control of AUNL by the Company.